Putnam
Preferred
Income
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-99


[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Almost all preferreds yield more than the common stocks of the same companies, but depending on convertibility and other features, they might yield more or less than bonds. If your goal is to maximize income, then a nonconvertible preferred might be the appropriate choice."

                       -- International Herald Tribune, January 9, 1999

* "Putnam Investments has an edge in the preferred markets because we are one of the biggest players and have access to extensive research."

                       -- Jeanne L. Mockard, manager
                          Putnam Preferred Income Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

16 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam Preferred Income Fund's performance during the first half of fiscal 1999 reflects the turbulence that continues to plague most financial markets these days. However, timely maneuvers on both the buy and sell sides enabled the fund to sustain its steady stream of current income. These moves reflect Fund Manager Jeanne Mockard's expertise, backed by Putnam's extensive credit research capability.

The fiscal year's second half began with a renewal of market declines in February, but Jeanne believes this is just more of the volatility that of late seems to have become business as usual.

Jeanne reviews fiscal 1999 performance to date in the following report and takes a generally optimistic view of prospects for the second half, based mainly on continued economic strength and low inflation, consumer willingness to spend, and an accommodative Federal Reserve Board policy on interest rates.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 17, 1999



Report from the Fund Manager
Jeanne L. Mockard

The countervailing performance of stock and bond markets during the six months ended January 31, 1999, largely resulted in a wash for Putnam Preferred Income Fund in terms of performance for the first half of the fund's current fiscal year. Its class A shares, at net asset value, ended where they began; at public offering price, results were slightly negative. More comprehensive performance results are shown in the tables starting on page 9.

Because they are fixed-income securities, preferred stocks are generally more sensitive to changing interest rates than to equity prices. Since your fund's concentration in perpetual preferreds gives the portfolio a relatively long duration, it benefited from last fall's bond price rally. But stock market trends also affect the performance of preferred securities, since prices of preferreds tend to reflect the performance of the issuing companies' underlying common stock -- and the market environment during the period was marked by continued turbulence. The stock market first plunged and then made a rapid recovery. Three separate cuts by the Federal Reserve Board reduced short-term interest rates by three quarters of a percentage point also prompting the rally in bond prices.

* DIFFERENT TYPES OF PREFERREDS PROVIDE INVESTMENT FLEXIBILITY

In addition to shifting its industry emphasis, your fund can also change its weighting among different types of preferred stocks. Perpetual preferreds offer the best opportunity when interest rates are trending down because they offer a fixed rate of return with no maturity date. If interest rates seem likely to head back up, we can adopt a more defensive strategy by increasing the fund's emphasis on adjustable-rate preferreds
(ARPs). These tend to be relatively stable in price because the rates they pay are adjusted at specified intervals (usually six months). A third type, sinking fund preferred stocks, or sinkers, also have fixed rates, but they are retired on a predetermined schedule. As such, they behave somewhat like intermediate-term bonds and are appropriate when pursuing a neutral strategy. As the fund entered the second half of fiscal 1999, portfolio emphasis remained on perpetual preferreds.

* MONITORING CALLS IS CRUCIAL WHEN INTEREST RATES DECLINE

Companies typically issue perpetual rate preferreds when they wish to raise capital without increasing debt levels or issuing new equity. If conditions improve -- externally as a result of falling interest rates or internally as profits rise and balance sheets strengthen -- companies are likely to call in their preferreds as soon as their terms allow.

Consequently, we continually look forward at paper that may be about to be called within the next several months and search for new buying opportunities. Our goal is to stagger trades as each call date approaches, selling the securities before they are called and redeploying assets in securities with more distant call dates to avoid interrupting the fund's income stream. Boise Cascade, Ford, and General Motors, discussed in our last report to shareholders, were situations in which we reduced the fund's holdings in anticipation of calls. In such cases, we often reinvest proceeds in other preferreds issued by the same company, but we also look for attractive new markets.


[GRAPHIC OMITTED: TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities     24.0%

Finance                14.1%

Financial services     12.9%

Combined utilities     10.9%

Banks                  10.0%

Footnote reads:
*Based on net assets as of 1/31/99. Holdings will vary over time.


* NEW OPPORTUNITIES FOR INDUSTRY DIVERSIFICATION

Historically companies in the financial, industrial, and public utilities sectors have been the primary issuers of preferred securities, and these kinds of companies continue to make up a large percentage of the fund's portfolio. More recently companies in other industries have also begun to issue preferreds to raise capital under challenging conditions. For example, IBM issued preferred stock when it was experiencing difficulties, resulting in a rewarding opportunity. Recently oil and gas companies also began issuing preferred stock.

Unseasonably warm weather in the Northeast and Midwest has swelled oil and gas supplies and hurt prices. In addition, financial crises overseas dampened worldwide demand, especially in formerly fast-growing Asian markets. As a result, several solid, well-managed energy companies issued preferred stock -- a welcome change, since new issuance has slowed in recent years.

One addition to the portfolio is Anadarko Petroleum Corp., one of the world's largest independent oil and gas companies. Apache Corporation and PennzEnergy present similar situations: strong, well-managed companies that should be well positioned when the industry recovers. Although these holdings, as well as other current holdings mentioned in this report, were viewed favorably at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* PUTNAM'S EXPERTISE AND SIZE WORK TO SHAREHOLDERS' ADVANTAGE

Putnam Investments has an edge in the preferred markets because we are one of the biggest players and have access to extensive research. This combination of knowledge and buying power is invaluable in helping us identify and capture opportunities when companies come to the preferred markets for capital.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

El Paso Tennessee Pipeline Co. Ser. A, $4.125, cum. pfd.
Gas pipelines

Merrill Lynch & Co., Inc. Ser. A, $2.25, dep. shs. cum. pfd.
Finance

IBM Corp. Ser. A, $1.875, dep. shs. pfd.
Computer software

Baltimore Gas & Electric Co. Ser. 93, $7.125, cum. pfd.
Combined utilities

Chase Manhattan Corp. Ser. C, $2.71, cum. pfd.
Banks

Fleet Financial Group, Inc., Ser. E, $2.338, dep. shs. cum. pfd.
Banks

Anadarko Petroleum Corp. $5.46, dep. shs. pfd.
Oil and gas

Alabama Power Co., $1.30, pfd.
Electric utilities

J.P. Morgan & Co., Inc. Ser. H, $3.313, dep. shs. cum. pfd.
Financial services

Florida Power & Light Co. Ser. U, $6.75, cum. pfd.
Combined utilities

Footnote reads:
These holdings represent 33.6% of the fund's net assets as of 1/31/99. Portfolio holdings will vary over time.


Another advantage of our leadership in this market is that we are sometimes offered blocks of securities before they are offered to other investors. For example, an insurance company might decide it no longer has the resources to manage a portfolio of preferreds and call us to offer it for purchase. We are often able to capitalize on such situations because we know the individual issuers and can decide quickly whether we want to take advantage of new opportunities.

These advantages help us maintain your fund's 100% dividends-received-deduction (DRD) status for federal income tax purposes. Other companies operate on the premise that in this limited market, they will do the best they can to seek qualified dividends. We are able to hold paper for the required period (or longer), and most of the holdings are domestic. We make sure the income the fund receives from the few foreign securities in the portfolio does not exceed our expenses so that all the dividend income is qualified.

* PREFERRED MARKETS APPEAR CALMER AFTER RECENT VOLATILITY

Conditions in the preferred markets have improved since our last shareholder report. Now that the threat of legislative action is gone and the tax advantages to corporations of preferred stock dividends are secure, those banks and other issuers that had hurried to market with new trust preferreds now find themselves with capital adequate for their needs. The result has been a slowdown in the pace of new issues that together with the decline in interest rates, has tipped the supply and demand equation in the fund's favor.

Meanwhile, the string of international problems that had set off the stock market volatility began to look less menacing after a turbulent autumn. This and the Fed's willingness to intervene to stabilize the U.S. economy have contributed to a calmer atmosphere in the fixed-income markets.

Looking ahead, we anticipate a slowing but still strong economy supported by the Fed and by consumers' willingness to spend. Oil and gas prices continue to be low, but the quality companies represented in the fund's portfolio seem well positioned to benefit in a gradually improving world economy. Consequently, we enter the second half of the fund's fiscal year with a sense of optimism about the current market environment and the long-term potential of the fund's holdings.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Preferred Income Fund seeks a high level of income that qualifies for the 70% corporate dividends-received deduction for federal income-tax purposes. The dividends-received deduction is not available to non-corporate investors.

TOTAL RETURN FOR PERIODS ENDED 1/31/99

                                                  Class A           Class M
(inception date)                                 (1/4/84)          (4/20/95)
                                                NAV      POP      NAV     POP
------------------------------------------------------------------------------
6 months                                       0.00%   -3.27%   -0.01%   -2.05%
------------------------------------------------------------------------------
1 year                                         3.22    -0.16     2.98     0.88
------------------------------------------------------------------------------
5 years                                       40.16    35.61    37.66    34.92
Annual average                                 6.99     6.28     6.60     6.17
------------------------------------------------------------------------------
10 years                                     131.01   123.50   124.08   119.61
Annual average                                 8.73     8.37     8.40     8.18
------------------------------------------------------------------------------
Life of fund                                 238.44   227.45   224.16   217.68
Annual average                                 8.43     8.19     8.12     7.97
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/99

                                  Merrill Lynch
                                   Perpetual       Standard &
                                   Preferred         Poor's       Consumer
                                     Index         500 Index     Price Index
------------------------------------------------------------------------------
6 months                              3.80%          15.02%         0.86%
------------------------------------------------------------------------------
1 year                                6.28           32.49          1.86
------------------------------------------------------------------------------
5 years                              41.55          196.13         12.59
Annual average                        7.20           24.25          2.40
------------------------------------------------------------------------------
10 years                               N/A*         462.67         35.92
Annual average                         N/A*          18.86          3.12
------------------------------------------------------------------------------
Life of fund                           N/A*        1131.17         62.49
Annual average                         N/A*          18.11          3.27
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00% respectively. Returns shown for class M shares for periods prior to its inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge currently applicable to class M shares and the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Merrill Lynch Perpetual Preferred Index was introduced on 3/28/89.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/99

                                            Class A           Class M
------------------------------------------------------------------------------
Distributions (number)                         6                 6
------------------------------------------------------------------------------
Income                                     $0.304654         $0.293499
------------------------------------------------------------------------------
Capital gains                                  --                --
------------------------------------------------------------------------------
  Total                                    $0.304654         $0.293499
------------------------------------------------------------------------------
Share value:                             NAV      POP      NAV      POP
------------------------------------------------------------------------------
7/31/98                                 $9.16    $9.47    $9.13    $9.32
------------------------------------------------------------------------------
1/31/99                                  8.86     9.16     8.84     9.02
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1                   6.32%    5.96%    6.09%    5.87%
------------------------------------------------------------------------------
Taxable equivalent3                      9.72     9.16     9.36     9.03
------------------------------------------------------------------------------
Current 30-day SEC yield2                5.85     5.57     5.59     5.41
------------------------------------------------------------------------------
Taxable equivalent3                      9.00     8.57     8.60     8.32
------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based only on investment income, calculated using SEC guidelines.

3 The taxable equivalent examples in this table show the return that a corporation taxed at the 35% Federal corporate tax rate would have to earn from a non tax-advantaged investment to produce an after-tax return equal to that of the fund's, assuming 100% of distributions qualify for the dividend-received deduction.


TOTAL RETURN FOR PERIODS ENDED 12/31/98
(most recent calendar quarter)

                                                   Class A           Class M
(inception date)                                  (1/4/84)          (4/20/95)
                                                NAV      POP      NAV     POP
------------------------------------------------------------------------------
6 months                                      -0.14%   -3.40%   -0.27%   -2.29%
------------------------------------------------------------------------------
1 year                                         4.99     1.60     4.62     2.57
------------------------------------------------------------------------------
5 years                                       41.93    37.32    39.24    36.46
Annual average                                 7.25     6.55     6.84     6.41
------------------------------------------------------------------------------
10 years                                     135.65   127.98   128.32   123.75
Annual average                                 8.95     8.59     8.61     8.39
------------------------------------------------------------------------------
Life of fund                                 237.57   226.61   223.01   216.56
Annual average                                 8.45     8.22     8.14     7.99
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance summary for method of performance calculations.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 3.25% maximum sales charge for class A shares and 2.00% for class M shares.

COMPARATIVE BENCHMARKS

Merrill Lynch Perpetual Preferred Index* is an unmanaged list of perpetual preferred stocks that is commonly used as a general measure of performance for the preferred-stock market.

Standard & Poor's 500 Index* is an unmanaged list of common stocks that is frequently used as a general measure of stock-market performance.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund +

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

+ Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
Contact Putnam for details.

[SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.




Portfolio of investments owned
January 31, 1999 (Unaudited)

PREFERRED STOCKS (96.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Automobiles (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,600  Ford Motor Co. Ser. B, $2.063, dep. shs. cum. pfd.                                     $    1,146,950
            109,000  General Motors Corp. Ser. G, $2.28, pfd.                                                    3,092,875
                                                                                                            --------------
                                                                                                                 4,239,825

Banks (10.0%)
--------------------------------------------------------------------------------------------------------------------------
             20,239  Bankers Trust New York Corp. Ser. S, $1.938, cum. pfd. (CUS)                                  513,565
             70,000  Bankers Trust New York Corp. Ser. R, $1.29, cum. pfd. (CUS)                                 1,618,750
             11,600  Chase Manhattan Corp. Ser. G, $2.74, cum. pfd.                                                330,600
            144,700  Chase Manhattan Corp. Ser. C, $2.71, cum. pfd.                                              4,286,738
             54,200  Chase Manhattan Corp. Ser. B, $2.44, cum. pfd.                                              1,422,750
             10,000  Fleet Financial Group, Inc. Ser. VI, $3.375, cum. pfd.                                        557,500
            144,366  Fleet Financial Group, Inc. Ser. E, $2.338, dep. shs. cum. pfd.                             3,897,882
             15,000  Indosuez Holdings 144A $2.594, ADS pfd. (Mexico)                                              406,875
                                                                                                            --------------
                                                                                                                13,034,660

Chemicals (1.4%)
--------------------------------------------------------------------------------------------------------------------------
             12,750  du Pont (E.I.) de Nemours & Co., Ltd. Ser. B, $4.50, cum. pfd.                              1,091,719
             10,000  du Pont (E.I.) de Nemours & Co., Ltd. Ser. A, $3.50, cum. pfd.                                737,500
                                                                                                            --------------
                                                                                                                 1,829,219

Combined Utilities (10.9%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Baltimore Gas & Electric Co. Ser. 93, $7.125, cum. pfd.                                     4,550,000
             15,000  Baltimore Gas & Electric Co. Ser. 95, $6.99, cum. pfd.                                      1,736,250
             28,100  Florida Power & Light Co. Ser. U, $6.75, cum. pfd.                                          3,168,275
              9,000  Jersey Central Power & Light Co. Ser. E, $7.88, cum. pfd.                                     897,750
             76,000  Pacific Gas & Electric Co. Ser. U, $1.76, cum. pfd.                                         2,052,000
             20,000  Pacific Gas & Electric $1.643, cum. pfd.                                                      545,000
             11,750  Public Service Electric & Gas Co. $6.92, cum. pfd.                                          1,336,563
                                                                                                            --------------
                                                                                                                14,285,838

Computer Software (3.7%)
--------------------------------------------------------------------------------------------------------------------------
            178,345  IBM Corp. Ser. A, $1.875, dep. shs. pfd.                                                    4,859,901

Consumer Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             99,373  AMERCO Ser. A, $2.125, cum. pfd.                                                            2,583,698

Electric Utilities (24.0%)
--------------------------------------------------------------------------------------------------------------------------
            135,100  Alabama Power Co. $1.30, pfd.                                                               3,411,270
             20,000  Central Maine Power Co. Ser. A, $7.999, cum. pfd.                                           2,042,500
              5,000  Consolidated Edison Co. of New York, Inc. Ser. J, $6.125,
                       cum. pfd.                                                                                   513,750
              5,416  Duke Energy Corp. Ser. Y, $7.04, cum. pfd.                                                    613,362
             12,000  Duke Energy Corp. Ser. 92-D, $1.55, cum. pfd.                                                 319,500
              2,900  Entergy Mississippi, Inc. $4.92, cum. pfd.                                                    252,300
             18,021  Florida Power & Light Co. Ser. S, $6.98, cum. pfd.                                          2,049,889
             14,000  Indianapolis Power & Light $5.65, cum. pfd.                                                 1,505,000
              7,000  Kentucky Utilities Co. $6.53, cum. pfd.                                                       787,500
             50,000  Niagara Mohawk Power Corp. $2.375, cum. pfd.                                                1,293,750
             40,000  Niagara Mohawk Power Corp. Ser. C, $1.75, cum.
                       Adjustable Rate Preferred (ARP)                                                           1,010,000
             39,800  Niagara Mohawk Power Corp. Ser. A, $1.625, cum. ARP                                           985,050
             59,000  Northern Indiana Public Services Ser. A, $3.00, cum. ARP                                    2,891,000
              8,700  Pacificorp Sinking Fund $7.48, cum. pfd.                                                    1,001,588
             17,500  Peco Energy $7.48, cum. pfd.                                                                1,887,813
             15,000  Portland General Electric Sinking Fund $7.75, cum. pfd.                                     1,717,500
             10,000  PP & L, Inc. $6.33, cum. pfd.                                                               1,066,250
             10,000  PP & L, Inc. $6.125, cum. pfd.                                                              1,057,500
             18,700  Puget Sound Energy, Inc. Ser. III, $2.12, pfd.                                                486,200
             20,300  Southern California Edison Co. $6.45, cum. pfd.                                             2,134,038
             10,000  Southern California Edison Co. $6.05, cum. pfd.                                             1,051,250
             60,000  Texas Utilities Electric Co. Ser. A, $1.875, dep. shs. cum. pfd.                            1,575,000
             50,000  Texas Utilities Electric Co. Ser. B, $1.805, dep. shs. cum. pfd.                            1,287,500
              3,700  Virginia Electric & Power Co. $7.05, cum. pfd.                                                425,963
                                                                                                            --------------
                                                                                                                31,365,473

Finance (14.1%)
--------------------------------------------------------------------------------------------------------------------------
             39,500  Bear Stearns & Co Ser. E, $3.075, cum. pfd.                                                 1,935,500
             30,000  Bear Stearns & Co. Ser. F, $2.86, cum. pfd.                                                 1,395,000
             10,000  Bear Stearns & Co. Ser. A, $2.75, cum. ARP                                                    491,250
             20,000  Bear Stearns & Co. Ser. G, $2.745, cum. pfd.                                                  897,500
             95,000  Heller Financial Inc. Ser. A, $2.031, cum. pfd.                                             2,493,750
             15,200  MBNA Corp. Ser. A, $1.875, cum. pfd.                                                          383,800
             75,000  MBNA Corp. Ser. B, $1.745, ARP                                                              1,884,375
            204,437  Merrill Lynch & Co., Inc. Ser. A, $2.25, dep. shs. cum. pfd.                                6,337,547
             50,150  Morgan Stanley $3.875, dep. shs. cum. pfd.                                                  2,701,831
                                                                                                            --------------
                                                                                                                18,520,553

Financial Services (12.9%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Citigroup, Inc. Ser. R, $3.1825, pfd.                                                       2,693,750
             29,000  Citigroup, Inc. Ser. M, $2.93, cum. pfd.                                                    1,457,250
             35,000  Citigroup, Inc. Ser. K, $2.10, cum. pfd.                                                      949,375
             10,000  Citigroup, Inc. Ser. U, $1.94, cum. pfd.                                                      260,000
             10,000  Donaldson, Lufkin & Jenrette, Inc. Ser. B, $2.65, cum. pfd.                                   501,250
             65,850  Household International, Inc. Ser. 92-A, $2.063, dep. shs. cum. pfd.                        1,827,338
             33,259  J.P. Morgan & Co., Inc. Ser. A, $5.00, cum. ARP                                             3,034,884
             62,200  J.P. Morgan & Co., Inc. Ser. H, $3.313, dep. shs. cum. pfd.                                 3,327,700
             20,000  Lehman Brothers Holding, Inc. Ser. C, $2.97, pfd.                                             930,000
             41,500  Lehman Brothers Holding, Inc. Ser. D, $2.835, pfd.                                          1,836,375
                                                                                                            --------------
                                                                                                                16,817,922
Gas Pipelines (6.9%)
--------------------------------------------------------------------------------------------------------------------------
            116,500  El Paso Tennessee Pipeline Co. Ser. A, $4.125, cum. pfd.                                    6,392,938
            110,000  Enserch Corp. Ser. F, $1.279, cum. pfd.                                                     2,681,250
                                                                                                            --------------
                                                                                                                 9,074,188

Metals and Mining (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             11,050  Aluminum Co. $3.75, cum. pfd.                                                                 819,081

Natural Gas (0.7%)
--------------------------------------------------------------------------------------------------------------------------
             31,700  Washington Natural Gas Ser. II, $1.862, cum. pfd.                                             871,750

Oil and Gas (5.1%)
--------------------------------------------------------------------------------------------------------------------------
             41,000  Anadarko Petroleum Corp. $5.46, dep. shs. pfd.                                              3,710,500
             10,000  Apache Corp. Ser. B, $5.68, cum. pfd.                                                         910,000
             20,000  PennzEnergy Co. Ser. A, $6.49, cum. pfd.                                                    2,077,500
                                                                                                            --------------
                                                                                                                 6,698,000

Utilities (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Monongahela Power Co. Ser. L, $7.73, cum. pfd.                                                351,060
              2,500  Pacificorp $7.70, cum.pfd.                                                                    269,063
                                                                                                            --------------
                                                                                                                   620,123
                                                                                                            --------------
                     Total Preferred Stocks (cost $124,625,264)                                             $  125,620,231

CONVERTIBLE PREFERRED STOCKS (2.1%) (a) (cost $3,035,745)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             92,500  Lehman Brothers Holding, Inc. $5.00, cv. pfd.                                          $    2,751,875

SHORT-TERM INVESTMENTS (2.2%) (a) (cost $2,867,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,867,000  Interest in $407,512,000 joint repurchase agreement dated
                       January 29, 1999 with Warburg Securities due
                       February 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,868,123 for an effective
                       yield of 4.70%                                                                       $    2,867,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $130,528,009) (b)                                              $  131,239,106
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $130,835,743.

  (b) The aggregate identified cost on a tax basis is $130,539,258, resulting in gross unrealized appreciation and depreciation of $3,578,569 and $2,878,721, respectively, or net unrealized appreciation of $699,848.

(CUS) This entity provides subcustodian services to the fund.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADS after the name of a foreign holding stands for American Depository Shares representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $130,528,009) (Note 1)                                            $131,239,106
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                               365,588
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  413,373
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        1,406,742
-----------------------------------------------------------------------------------------------
Total assets                                                                        133,424,809

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian                                                               1,396,027
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   288,720
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              702,157
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            145,514
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               17,139
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             5,322
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                503
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    2,683
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   31,001
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     2,589,066
-----------------------------------------------------------------------------------------------
Net assets                                                                         $130,835,743

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $137,360,773
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                              (821,199)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (6,414,928)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              711,097
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $130,835,743

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($117,690,074 divided by 13,277,240 shares)                                               $8.86
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $8.86)*                                    $9.16
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,145,669 divided by 1,487,016 shares)                                                 $8.84
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $8.84)*                                    $9.02
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $100,000. On sales of $100,000 or more and group sales the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $(5,391)                                            $4,462,739
-----------------------------------------------------------------------------------------------
Interest                                                                                 43,612
-----------------------------------------------------------------------------------------------
Total investment income                                                               4,506,351

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        391,632
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           89,871
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         6,724
-----------------------------------------------------------------------------------------------
Administrative services                                                                   2,476
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    14,487
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  12,820
-----------------------------------------------------------------------------------------------
Registration fees                                                                         3,128
-----------------------------------------------------------------------------------------------
Auditing                                                                                 18,504
-----------------------------------------------------------------------------------------------
Legal                                                                                       793
-----------------------------------------------------------------------------------------------
Postage                                                                                   2,181
-----------------------------------------------------------------------------------------------
Other                                                                                    17,549
-----------------------------------------------------------------------------------------------
Total expenses                                                                          560,165
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (21,705)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            538,460
-----------------------------------------------------------------------------------------------
Net investment income                                                                 3,967,891
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        599,101
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                         (4,357,432)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (3,758,331)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $209,560
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                        Six months ended      Eight months ended       Year ended
                                                              January 31                 July 31      November 30
                                                                   1999*                  1998**             1997
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-----------------------------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------------------------
Net investment income                                         $3,967,891              $5,406,278       $7,651,598
-----------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                 599,101               2,926,691          461,151
-----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                 (4,357,432)               (733,122)       3,522,848
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                                        209,560               7,599,847       11,635,597
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                   (4,223,418)             (4,964,211)      (7,391,392)
-----------------------------------------------------------------------------------------------------------------
    Class M                                                     (401,678)               (389,706)        (411,702)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions (Note 4)                                   (1,482,397)             10,598,303       (2,778,276)
-----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       (5,897,933)             12,844,233        1,054,227
-----------------------------------------------------------------------------------------------------------------
Net assets
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                          136,733,676             123,889,443      122,835,216
-----------------------------------------------------------------------------------------------------------------
End of period (including
distributions in excess of net
investment income of $821,199,
$163,994 and $216,355, respectively)                        $130,835,743            $136,733,676     $123,889,443
-----------------------------------------------------------------------------------------------------------------

  * Unaudited.

 ** The fiscal year end has advanced from November 30 to July 31.

    The accompanying notes are an integral part of these financial statements.





Financial highlights **
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended          Eight months
Per-share                        January 31          ended
operating performance            (Unaudited)        July 31+                                  Year ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.16            $9.00            $8.71            $8.59            $7.88            $8.81
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .27(d)           .38              .56              .58              .57              .56
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.27)             .16              .30              .12              .73             (.93)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 --              .54              .86              .70             1.30             (.37)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.30)            (.38)            (.57)            (.58)            (.59)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --(c)            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.30)            (.38)            (.57)            (.58)            (.59)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $8.86            $9.16            $9.00            $8.71            $8.59            $7.88
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              0.00*            6.04*           10.22             8.61            17.05            (4.41)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $117,690         $124,784         $116,413         $117,502         $120,591         $119,822
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .40*             .59*             .85              .89              .90              .81
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.93*            4.13*            6.34             6.90             6.91             6.64
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             19.60*           33.51*           20.46            29.51            34.76            32.84
------------------------------------------------------------------------------------------------------------------------------------


CLASS A (continued)
--------------------------------------------------------------------------------------------------------------------

Per-share                                                                                            Year ended
operating performance                                                                                November 30
--------------------------------------------------------------------------------------------------------------------
                                                                                                         1993
--------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                     $8.34
--------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                     .60
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                .47
--------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                    1.07
--------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                        (.60)
--------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                      (.60)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                           $8.81
--------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                  13.07
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                       $144,185
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                 .83
--------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                6.83
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 114.53
--------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on November 29, 1994.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                     ended        Eight months                                     For the period
Per-share                                         January 31         ended                                         Apr. 20, 1995++
operating performance                             (Unaudited)      July 31+           Year ended November 30         to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.13            $8.97            $8.69            $8.58            $8.12
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .25(d)           .37              .54              .56              .33
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.25)             .15              .29              .11              .46
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  --              .52              .83              .67              .79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.29)            (.36)            (.55)            (.56)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --(c)            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)            (.36)            (.55)            (.56)            (.33)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $8.84            $9.13            $8.97            $8.69            $8.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                              (0.01)*           5.89*            9.85             8.22             9.88*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $13,146          $11,950           $7,477           $5,333             $729
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .53*             .76*            1.10             1.14              .67*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.78*            3.88*            6.01             6.41             3.73*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              19.60*           33.51*           20.46            29.51            34.76
------------------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from November 30 to July 31.

 ++ Commencement of operations.

  * Not annualized.

 ** The table has been restated to reflect a 5-for-1 share split declared by the fund to shareholders of record on November 29, 1994.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

(c) Distributions in excess of net investment income amounted to less than $0.01 per share for each class.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
January 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Preferred Income Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high after-tax income for corporate shareholders and current income for all investors with minimum fluctuations in principal.

The fund offers class A and class M shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class M shares are sold with a maximum front-end sales charge of 2.00% and pay an ongoing distribution fee.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fee applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Preferred stocks, for which reliable market quotations are not readily available are stated at fair vale on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuation for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 1999, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 1998, the fund had a capital loss carryover of approximately $7,003,000 available to offset future capital gains, if any. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains offset would be distributed to shareholders since any such distribution might be taxable as ordinary income. The amount of the carryover and the expiration dates are:

  Loss Carryover          Expiration
  --------------        -------------
    $5,262,000          July 31, 1999
       208,000          July 31, 2002
     1,533,000          July 31, 2003

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly base on the average net assets of the fund for the quarter. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million of average net assets, 0.50% on the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

As part of the subcustodian contract between the subcustodian bank and Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 1999, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocate amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1999, fund expenses were reduced by $21,705 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $430 has been allocated to the fund and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing class M shares of the fund. The class M Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 1.00% of the average net assets. The Trustees have approved payment by the fund to an annual rate of 0.25% of the average net assets attributable to class M shares.

For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $18,142 and $2,998 from the sale of class A and M shares respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $26,130,452 and $28,295,696, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     1,626,833         $14,666,387
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                     316,742           2,848,339
-----------------------------------------------------------------------------
                                                1,943,575          17,514,726

Shares
repurchased                                    (2,293,553)        (20,584,090)
-----------------------------------------------------------------------------
Net decrease                                     (349,978)        $(3,069,364)
-----------------------------------------------------------------------------

                                                       Eight months ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     1,958,836         $17,861,242
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                     374,099           3,416,156
-----------------------------------------------------------------------------
                                                2,332,935          21,277,398

Shares
repurchased                                    (1,644,331)        (15,007,112)
-----------------------------------------------------------------------------
Net increase                                      688,604         $ 6,270,286
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     2,175,906         $19,266,739
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                     561,520           4,960,386
-----------------------------------------------------------------------------
                                                2,737,426          24,227,125

Shares
repurchased                                    (3,283,503)        (28,924,047)
-----------------------------------------------------------------------------
Net decrease                                     (546,077)        $(4,696,922)
-----------------------------------------------------------------------------

                                                        Six months ended
                                                        January 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                       333,608         $ 2,977,663
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      34,910             312,780
-----------------------------------------------------------------------------
                                                  368,518           3,920,443

Shares
repurchased                                      (190,034)         (1,703,476)
-----------------------------------------------------------------------------
Net increase                                      178,484         $ 1,586,967
-----------------------------------------------------------------------------

                                                       Eight months ended
                                                          July 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                       618,587          $5,631,081
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      35,190             320,568
-----------------------------------------------------------------------------
                                                  653,777           5,951,649

Shares
repurchased                                      (178,343)         (1,623,632)
-----------------------------------------------------------------------------
Net increase                                      475,434          $4,328,017
-----------------------------------------------------------------------------

                                                           Year ended
                                                        November 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                       496,220          $4,370,534
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      38,069             336,218
-----------------------------------------------------------------------------
                                                  534,289           4,706,752

Shares
repurchased                                      (314,630)         (2,788,106)
-----------------------------------------------------------------------------
Net increase                                      219,659          $1,918,646
-----------------------------------------------------------------------------



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Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

*the benefits of investing with Putnam

*Putnam's money management philosophy

*complete fund information, daily pricing and long-term performance

*your current account value, portfolio value and transaction history

*the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly.
So be sure to bookmark us at
http://www.putnaminv.com



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Anthony Kreisel
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Preferred Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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